Secured Notes Payable	12 Months Ended
Dec. 31, 2019
Disclosure of secured notes payable [Abstract]
Secured Notes Payable
11.	SECURED NOTES PAYABLE
On December 11, 2017, the Company completed an offering of US$330 million aggregate principal amount of senior secured notes, secured by a second-ranking lien on all present and future assets, property and undertakings of the Company. The secured notes were sold at 97.992% of par, resulting in total proceeds of US$323.4 million. The secured notes pay interest in semi-annual instalments on June 15 and December 15 of each year, commencing on June 15, 2018, at a rate of 8.00% per annum, and mature on December 15, 2022. The Company incurred transaction costs of approximately $10 million, which have been offset against the carrying amount of the secured notes and are amortized using the effective interest rate method. The indenture governing the secured notes contains certain restrictive covenants that limit the Company’s ability to, among other things, incur additional indebtedness, make certain dividend payments and other restricted payments, and create certain liens, in each case subject to certain exceptions. The restrictive covenant on the Company’s ability to pay potential future dividends relates to a fixed charge coverage ratio of no less than 2:1. The fixed charge coverage ratio is calculated as EBITDA over interest expense. Subject to certain limitations and exceptions, the amount of the restricted payments, which include dividends and share buybacks, is limited to a maximum dollar threshold, which is calculated at an opening basket of US$10 million plus 50% of the historical consolidated net income, subject to certain adjustments, reported from the quarter of issuance and up to the most recently available financial statements at the time of such restricted payment, plus an amount not to exceed the greater of US$15 million and 2% of total assets as defined in the indenture.
As at December 31, 2019, the Company has an obligation for US$299.9 million or $389.3 million Canadian dollar equivalent from the secured notes payable (2018 - US$309.9 million or $422.3 million).

	December 31, 2019	December 31, 2018

Total outstanding secured notes payable	$389,262	$422,262

Less: unamortized deferred transaction costs and issuance discount	10,393	14,118

Total secured notes payable	$378,869	$408,144

During the year ended December 31, 2019, US$10 million or approximately $13.2 million Canadian dollar equivalent of secured notes payable was purchased by the Company from investors (2018 - US$20.06 million or approximately $26.4 Canadian dollar equivalent).
The secured notes payable is carried at amortized cost on the consolidated balance sheet.

Revolving Credit Facility
Concurrent with the closing of the Notes offering, the Company entered into a US$50 million first ranking lien revolving credit facility (the “RCF”) with Scotiabank and Nedbank Ltd. in order to maintain a liquidity cushion for general corporate purposes. The RCF has a term of three years and the Company is subject to a quarterly commitment fee of between 0.9625% and 1.2375%, depending on certain leverage ratio calculations at the time. Upon drawing on the RCF, an interest rate of LIBOR plus 2.5% to 4.5% per annum is charged for the number of days the funds are outstanding, based on certain leverage ratio calculations at the time. As at December 31, 2019, the RCF remained undrawn. The RCF is subject to several financial covenants, in order to remain available. The following financial covenants are calculated on a quarterly basis, of which the first three are required to be met, in order for the RCF to remain available:

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Total leverage ratio of less than or equal to 4.50:1 calculated as total debt divided by EBITDA, up to and including December 31, 2019; and 4:1, thereafter until the maturity date. EBITDA in the RCF is defined as net earnings, plus, but only to the extent deducted in calculating net earnings (i) interest, (ii) income taxes, (iii) depreciation, non-cash expenses and losses, and (iv) amortization, excluding however any unusual items.

●	A ratio of EBITDA to interest expense no less than 2.25:1

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A tangible net worth that is no less than 75% of the tangible net worth as reflected in the September 30, 2017 financial statements provided to the administrative agent as a condition precedent to closing, plus 50% of the positive net income for each subsequent quarter date.

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Permitted distributions (which include dividends) are subject to the Company having a net debt to EBITDA ratio of less than or equal to 2.75:1 in 2018, 2.25:1 in 2019, and 1.75:1 in 2020. Net debt is equal to total debt, less cash and cash equivalents. The aggregate amount of all distributions paid during the rolling four quarters up to and including the date of such distribution does not exceed 25% of free cash flows (“FCF”) during such period. FCF is defined as EBITDA minus, without duplication, (a) capital expenditures, (b) cash taxes, (c) any applicable standby fee, other fees or finance costs payable to the finance parties in connection with the RCF, (d) interest expenses and (e) any indebtedness (including mandatory prepayments) permitted under the existing agreement.

The Company is in compliance with all financial covenants in order to remain available as at December 31, 2019.